Discovery Fund | Oppenheimer Discovery Fund
Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Discovery Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Discovery Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.52%	0.83%	0.61%	0.54%	0.14%
Total Annual Fund Operating Expenses		1.45%	2.52%	2.30%	1.73%	0.83%
Fee Waiver and Expense Reimbursement	[1]	(0.11%)	(0.39%)	(0.20%)	(0.16%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.34%	2.13%	2.10%	1.57%	0.83%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average annual net assets for all share classes. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,000	1,317	2,213
Class B	718	1,056	1,521	2,343
Class C	315	707	1,226	2,650
Class N	261	534	931	2,045
Class Y	85	266	462	1,030

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,000	1,317	2,213
Class B	218	756	1,321	2,343
Class C	215	707	1,226	2,650
Class N	161	534	931	2,045
Class Y	85	266	462	1,030

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than  $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.
The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.
The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd qtr 03) and the lowest return was -25.33% (4th qtr 08). For the period from January 1, 2010 to December 31, 2010, the cumulative return before sales charges and taxes was 27.75%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Discovery Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Sep 11, 1986	20.40%	4.42%	2.01%
Class A After Taxes on Distributions			20.40%	4.34%	1.97%
Class A After Taxes on Distributions and Sales			13.26%	3.79%	1.72%
Class B		Apr 4, 1994	21.73%	4.51%	2.14%
Class C		Oct 2, 1995	25.77%	4.83%	1.81%
Class N		Mar 1, 2001	26.43%	5.37%	3.78%
Class Y		Jun 1, 1994	28.33%	5.97%	2.92%
Russell 2000 Growth Index			29.09%	5.30%	3.78%
(reflects no deduction for fees, expenses or taxes)	[1]				4.58%
Russell 2000 Index			26.85%	4.47%	6.33%
(reflects no deduction for fees, expenses or taxes)	[1]				6.63%
S&P 500 Index			15.08%	2.29%	1.42%
(reflects no deduction for fees, expenses or taxes)	[1]				2.07%
[1]	From 2-28-01

Discovery Fund | Oppenheimer Discovery Fund
Investment Objective. The Fund seeks capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Discovery Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Discovery Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.52%	0.83%	0.61%	0.54%	0.14%
Total Annual Fund Operating Expenses		1.45%	2.52%	2.30%	1.73%	0.83%
Fee Waiver and Expense Reimbursement	[1]	(0.11%)	(0.39%)	(0.20%)	(0.16%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.34%	2.13%	2.10%	1.57%	0.83%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average annual net assets for all share classes. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,000	1,317	2,213
Class B	718	1,056	1,521	2,343
Class C	315	707	1,226	2,650
Class N	261	534	931	2,045
Class Y	85	266	462	1,030

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,000	1,317	2,213
Class B	218	756	1,321	2,343
Class C	215	707	1,226	2,650
Class N	161	534	931	2,045
Class Y	85	266	462	1,030

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than  $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.
The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.
The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd qtr 03) and the lowest return was -25.33% (4th qtr 08). For the period from January 1, 2010 to December 31, 2010, the cumulative return before sales charges and taxes was 27.75%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Discovery Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Sep 11, 1986	20.40%	4.42%	2.01%
Class A After Taxes on Distributions			20.40%	4.34%	1.97%
Class A After Taxes on Distributions and Sales			13.26%	3.79%	1.72%
Class B		Apr 4, 1994	21.73%	4.51%	2.14%
Class C		Oct 2, 1995	25.77%	4.83%	1.81%
Class N		Mar 1, 2001	26.43%	5.37%	3.78%
Class Y		Jun 1, 1994	28.33%	5.97%	2.92%
Russell 2000 Growth Index			29.09%	5.30%	3.78%
(reflects no deduction for fees, expenses or taxes)	[1]				4.58%
Russell 2000 Index			26.85%	4.47%	6.33%
(reflects no deduction for fees, expenses or taxes)	[1]				6.63%
S&P 500 Index			15.08%	2.29%	1.42%
(reflects no deduction for fees, expenses or taxes)	[1]				2.07%
[1]	From 2-28-01

Shareholder Fees (Oppenheimer Discovery Fund)	0 Months Ended
Feb. 14, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Oppenheimer Discovery Fund)	0 Months Ended
	Feb. 14, 2011
Class A
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.34%
Class B
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and Expense Reimbursement	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.13%
Class C
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	2.30%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.10%
Class N
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.57%
Class Y
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.83%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average annual net assets for all share classes. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (Oppenheimer Discovery Fund)	0 Months Ended
	Feb. 14, 2011		Feb. 14, 2011
Class A
Average Annual Return:
1 Year	20.40%		20.40%
5 Years	4.42%		4.42%
10 Years	2.01%		2.01%
Inception Date	Sep 11, 1986		Sep 11, 1986
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	20.40%		20.40%
5 Years	4.34%		4.34%
10 Years	1.97%		1.97%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.26%		13.26%
5 Years	3.79%		3.79%
10 Years	1.72%		1.72%
Class B
Average Annual Return:
1 Year	21.73%		21.73%
5 Years	4.51%		4.51%
10 Years	2.14%		2.14%
Inception Date	Apr 4, 1994		Apr 4, 1994
Class C
Average Annual Return:
1 Year	25.77%		25.77%
5 Years	4.83%		4.83%
10 Years	1.81%		1.81%
Inception Date	Oct 2, 1995		Oct 2, 1995
Class N
Average Annual Return:
1 Year	26.43%		26.43%
5 Years	5.37%		5.37%
10 Years	3.78%		3.78%
Inception Date	Mar 1, 2001		Mar 1, 2001
Class Y
Average Annual Return:
1 Year	28.33%		28.33%
5 Years	5.97%		5.97%
10 Years	2.92%		2.92%
Inception Date	Jun 1, 1994		Jun 1, 1994
Russell 2000 Growth Index
Average Annual Return:
1 Year	29.09%		29.09%
5 Years	5.30%		5.30%
10 Years	3.78%		3.78%
S&P 500 Index
Average Annual Return:
1 Year	15.08%		15.08%
5 Years	2.29%		2.29%
10 Years	1.42%		1.42%
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	4.58%	[1]	4.58%
Russell 2000 Index
Average Annual Return:
1 Year	26.85%		26.85%
5 Years	4.47%		4.47%
10 Years	6.33%		6.33%

[1]	From 2-28-01

Market Index Performance (S000006968 Member)	0 Months Ended
	Feb. 14, 2011		Feb. 14, 2011
Russell 2000 Growth Index
Average Annual Return:
1 Year	29.09%		29.09%
5 Years	5.30%		5.30%
10 Years	3.78%		3.78%
S&P 500 Index
Average Annual Return:
1 Year	15.08%		15.08%
5 Years	2.29%		2.29%
10 Years	1.42%		1.42%
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	4.58%	[1]	4.58%
Russell 2000 Index
Average Annual Return:
1 Year	26.85%		26.85%
5 Years	4.47%		4.47%
10 Years	6.33%		6.33%

[1]	From 2-28-01

Label	Element	Value	Value	Value	Value		Value	Value		Value	Value		Value		Value		Value		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Oppenheimer Discovery Fund
Central Index Key	dei_EntityCentralIndexKey	0000777547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock																			Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption																			Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice									5.75%		none		none		none		none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice									none		5.00%		1.00%		1.00%		none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption																			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets									0.69%		0.69%		0.69%		0.69%		0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets									0.24%		1.00%		1.00%		0.50%		none
Other Expenses	rr_OtherExpensesOverAssets									0.52%		0.83%		0.61%		0.54%		0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets									1.45%		2.52%		2.30%		1.73%		0.83%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets									(0.11%)	[1]	(0.39%)	[1]	(0.20%)	[1]	(0.16%)	[1]	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets									1.34%		2.13%		2.10%		1.57%		0.83%
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate																			111.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption																			If shares are redeemed
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01									$ 704		$ 718		$ 315		$ 261		85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03									1,000		1,056		707		534		266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05									1,317		1,521		1,226		931		462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10									2,213		2,343		2,650		2,045		1,030
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption																			If shares are not redeemed
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01									704		218		215		161		85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03									1,000		756		707		534		266
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05									1,317		1,321		1,226		931		462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10									$ 2,213		$ 2,343		$ 2,650		$ 2,045		1,030
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than  $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.
The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.
The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Risk [Heading]	rr_RiskHeading
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.
Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Annual Return 2001	rr_AnnualReturn2001																			(11.59%)
Annual Return 2002	rr_AnnualReturn2002																			(24.10%)
Annual Return 2003	rr_AnnualReturn2003																			38.98%
Annual Return 2004	rr_AnnualReturn2004																			3.98%
Annual Return 2005	rr_AnnualReturn2005																			1.34%
Annual Return 2006	rr_AnnualReturn2006																			4.84%
Annual Return 2007	rr_AnnualReturn2007																			25.81%
Annual Return 2008	rr_AnnualReturn2008																			(38.59%)
Annual Return 2009	rr_AnnualReturn2009																			27.31%
Annual Return 2010	rr_AnnualReturn2010																			27.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd qtr 03) and the lowest return was -25.33% (4th qtr 08). For the period from January 1, 2010 to December 31, 2010, the cumulative return before sales charges and taxes was 27.75%.

Performance Table Heading	rr_PerformanceTableHeading																			Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption
1 Year	rr_AverageAnnualReturnYear01		29.09%	15.08%					26.85%	20.40%		21.73%		25.77%		26.43%		28.33%
5 Years	rr_AverageAnnualReturnYear05		5.30%	2.29%					4.47%	4.42%		4.51%		4.83%		5.37%		5.97%
10 Years	rr_AverageAnnualReturnYear10		3.78%	1.42%	4.58%	[2]	4.58%	[2]	6.33%	2.01%		2.14%		1.81%		3.78%		2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate									Sep 11, 1986		Apr 4, 1994		Oct 2, 1995		Mar 1, 2001		Jun 1, 1994

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees to 0.35% of average annual net assets for all share classes. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.
[2]	From 2-28-01